Segmented and Geographic Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of operating segments [line items]
Net interest income	$ 10,551	$ 10,065	$ 8,977
Non-interest income	8,060	7,769	7,303
Revenue	18,611	17,834	16,280
Provision for (reversal of) credit losses	1,286	870	829
Amortization and impairment	838	657	542
Other non-interest expenses	10,018	9,601	9,029
Income (loss) before income taxes	6,469	6,706	5,880
Income taxes	1,348	1,422	1,162
Net income (loss)	5,121	5,284	4,718
Non-controlling interests	25	17	19
Equity shareholders	5,096	5,267	4,699
Average assets	639,716	598,441	542,365
Canada [member]
Disclosure of operating segments [line items]
Net interest income	7,890	7,963	7,829
Non-interest income	6,008	6,030	5,720
Revenue	13,898	13,993	13,549
Provision for (reversal of) credit losses	1,111	740	730
Amortization and impairment	508	469	431
Other non-interest expenses	7,985	7,655	7,534
Income (loss) before income taxes	4,294	5,129	4,854
Income taxes	1,008	1,021	928
Net income (loss)	3,286	4,108	3,926
Equity shareholders	3,286	4,108	3,926
Average assets	501,066	476,224	451,831
United States [member]
Disclosure of operating segments [line items]
Net interest income	1,405	1,204	449
Non-interest income	1,099	895	675
Revenue	2,504	2,099	1,124
Provision for (reversal of) credit losses	173	57	68
Amortization and impairment	139	136	64
Other non-interest expenses	1,290	1,231	805
Income (loss) before income taxes	902	675	187
Income taxes	139	288	88
Net income (loss)	763	387	99
Equity shareholders	763	387	99
Average assets	99,152	80,935	52,023
Caribbean [member]
Disclosure of operating segments [line items]
Net interest income	820	793	639
Non-interest income	643	567	646
Revenue	1,463	1,360	1,285
Provision for (reversal of) credit losses	1	75	31
Amortization and impairment	181	44	39
Other non-interest expenses	556	530	518
Income (loss) before income taxes	725	711	697
Income taxes	155	72	110
Net income (loss)	570	639	587
Non-controlling interests	25	17	19
Equity shareholders	545	622	568
Average assets	27,086	31,101	28,553
Other countries [member]
Disclosure of operating segments [line items]
Net interest income	436	105	60
Non-interest income	310	277	262
Revenue	746	382	322
Provision for (reversal of) credit losses	1	(2)
Amortization and impairment	10	8	8
Other non-interest expenses	187	185	172
Income (loss) before income taxes	548	191	142
Income taxes	46	41	36
Net income (loss)	502	150	106
Equity shareholders	502	150	106
Average assets	12,412	10,181	9,958
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	6,382	6,167	5,752
Non-interest income	2,376	2,438	2,620
Revenue	8,758	8,605	8,372
Provision for (reversal of) credit losses	896	741	766
Amortization and impairment	96	98	87
Other non-interest expenses	4,649	4,297	4,261
Income (loss) before income taxes	3,117	3,469	3,258
Income taxes	826	922	838
Net income (loss)	2,291	2,547	2,420
Equity shareholders	2,291	2,547	2,420
Average assets	259,089	259,130	246,316
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,224	1,120	984
Non-interest income	2,822	2,745	2,606
Revenue	4,046	3,865	3,590
Provision for (reversal of) credit losses	163	5	16
Amortization and impairment	8	9	9
Other non-interest expenses	2,098	2,059	2,012
Income (loss) before income taxes	1,777	1,792	1,553
Income taxes	476	485	415
Net income (loss)	1,301	1,307	1,138
Equity shareholders	1,301	1,307	1,138
Average assets	62,552	55,713	50,832
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,383	1,236	545
Non-interest income	583	530	331
Revenue	1,966	1,766	876
Provision for (reversal of) credit losses	73	79	84
Amortization and impairment	109	107	33
Other non-interest expenses	1,010	916	501
Income (loss) before income taxes	774	664	258
Income taxes	91	99	55
Net income (loss)	683	565	203
Equity shareholders	683	565	203
Average assets	48,687	42,028	19,905
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,228	1,413	1,647
Non-interest income	1,709	1,499	1,176
Revenue	2,937	2,912	2,823
Provision for (reversal of) credit losses	153	(30)	(4)
Amortization and impairment	4	4	5
Other non-interest expenses	1,512	1,488	1,368
Income (loss) before income taxes	1,268	1,450	1,454
Income taxes	331	381	364
Net income (loss)	937	1,069	1,090
Equity shareholders	937	1,069	1,090
Average assets	184,566	166,231	156,440
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	334	129	49
Non-interest income	570	557	570
Revenue	904	686	619
Provision for (reversal of) credit losses	1	75	(33)
Amortization and impairment	621	439	408
Other non-interest expenses	749	841	887
Income (loss) before income taxes	(467)	(669)	(643)
Income taxes	(376)	(465)	(510)
Net income (loss)	(91)	(204)	(133)
Non-controlling interests	25	17	19
Equity shareholders	(116)	(221)	(152)
Average assets	$ 84,822	$ 75,339	$ 68,872